SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement dated January 15, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2015, as amended on December 30, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the portfolio management of the Funds.

Change in the Small Cap Fund's Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director and Director of Research
	Michael J. Mahoney	Since 2016	Senior Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Fund," the text relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000, when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously, he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Change in the Small/Mid Cap Equity Fund's Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small/Mid Cap Equity Fund, the text relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A.	Since 2016	Principal
	Lars N. Nielson, M.Sc.	Since 2016	Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small/Mid Cap Equity Fund," the text relating to Security Capital Research and Management Incorporated is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Small/Mid Cap Equity Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and serves as its Chief Investment Officer. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-995 (1/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement dated January 15, 2015
to the Statement of Additional Information (the "SAI") dated September 30, 2015, as amended on December 30, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Funds.

Change in Sub-Advisers for the Small Cap and Small/Mid Cap Equity Funds

Under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "The Sub-Advisers," the paragraph relating to Security Capital Research and Management Incorporated is hereby deleted.

Under the same heading, the paragraphs relating to AQR Capital Management, LLC and Falcon Point Capital, LLC are hereby deleted and replaced with the following:

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC ("AQR Holdings"), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D. M.B.A., may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

FALCON POINT CAPITAL, LLC—Falcon Point Capital, LLC ("Falcon Point") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap II Funds. Falcon Point is a San Francisco-based SEC-registered investment adviser which was formed with the 2004 buyout of a predecessor firm. Falcon Point provides asset management services to pension plans, endowments, foundations, and high net worth individuals. In November 2004, senior management completed a management buyout of certain strategies, and Falcon Point is now 100% employee owned.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "Portfolio Management," the text relating to Security Capital Research and Management Incorporated's management of the Small Cap and Small/Mid Cap Equity Funds is hereby deleted.

In addition, under the same heading, the paragraphs relating to AQR Capital Management, LLC and Falcon Point Capital, LLC are hereby deleted and replaced with the following:

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended September 30, 2015.

As Principals of AQR, AQR's portfolio managers are compensated in the form of distributions based on the net income generated by AQR and each Principal's relative ownership in AQR. Net income distributions are a function of assets under management and performance of the funds and accounts managed by AQR. A Principal's relative ownership in AQR is based on cumulative research, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues. Each portfolio manager is also eligible to participate in AQR's 401(k) retirement plan which is offered to all employees of AQR.

Ownership of Fund Shares. As of September 30, 2015, AQR's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II or Small/Mid Cap Equity Funds.

Other Accounts. As of September 30, 2015, in addition to the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, AQR's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Clifford S. Asness, Ph.D., M.B.A	34	$22,049	39		$15,378	71		$27,810
	0	$0	33	*	$13,942	23	*	$8,367
Jacques A. Friedman, M.S.	40	$15,207	34		$13,113	106		$46,042
	0	$0	27	*	$11,526	32	*	$11,744
Ronen Israel, M.A.	29	$12,413	51		$22,732	61		$24,528
	0	$0	43	*	$19,599	19	*	$7,561
Lars. N. Nielson, M.Sc.	34	$12,291	41		$10,656	76		$31,468
	0	$0	33	*	$8,718	23	*	$8,544

†  AQR utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Each of the portfolio managers is also responsible for managing other accounts in addition to the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, including other accounts of AQR or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as "hedge funds"); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity ("Proprietary Accounts"). Management of other accounts in addition to the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Because of their positions with the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds, the portfolio managers know the size, timing and possible market impact of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds' trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and other accounts managed by AQR, but may not be available in sufficient quantities for the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management by AQR, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

Whenever decisions are made to buy or sell securities by the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds and one or more of the other accounts (including Proprietary Accounts) simultaneously, AQR or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds will not participate in a transaction that is allocated among other accounts or may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Large Cap, Large Cap Diversified Alpha, Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Small/Mid Cap Equity Fund and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.

Falcon Point

Compensation. SIMC pays Falcon Point a fee based on the assets under management of the Small Cap and Small Cap II Funds as set forth in an investment sub-advisory agreement between Falcon Point and SIMC. Falcon Point pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap II Funds. The following information relates to the period ended September 30, 2015.

Portfolio Managers and Analysts are paid competitive salaries and have the ability to earn annual bonuses. Annual bonuses are based on a set of criteria including company growth and profitability, overall performance relative to appropriate index benchmarks and personal objectives relating to individual contribution and leadership. Employees who are also shareholders receive a portion of their compensation from ownership interests in Falcon Point. Base salaries are not based on performance or assets of the Small Cap and Small Cap II Funds and other specific accounts and bonuses are not based solely on the performance of the Small Cap and Small Cap II Funds.

Ownership of Fund Shares. As of September 30, 2015, Falcon Point's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap II Funds.

Other Accounts. As of September 30, 2015, in addition to the Small Cap and Small Cap II Funds, Falcon Point's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Michael L. Thomas**	2	$138.47	1		$14.00	14		$354.92
James A. Bitzer	1	$10.06	3		$8.83	5		$116.22
	0	$0	3	*	$8.83	1	*	$9.02
Michael J. Mahoney	0	$0	1		$2.51	1		$1.39
	0	$0	1	*	$2.51	1	*	$1.39

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, may track the same benchmarks or indices as the Funds tracks and may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Funds. To address and manage these potential conflicts of interest, Falcon Point has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-996 (1/16)